Deposits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deposits [Line Items]
Demand deposits		$ 74,132	$ 64,356
Savings		190,467	152,590
N.O.W.		248,330	209,150
Money market		82,608	40,503
Time deposits		353,804	336,424
Total deposits	$ 912,407	$ 949,341	$ 803,023